TRANSITION PERIOD COMPARATIVE DATA (Tables)	6 Months Ended
Jun. 30, 2024
TRANSITION PERIOD COMPARATIVE DATA
Schedule of transition period comparative data

	June 30,	June 30,
	2024	2023
ASSETS		(Unaudited)
Current assets
Cash and cash equivalents	$6,558,176	$1,132,900
Cash segregated - customers	20,548,972	—
Cash segregated - PAB	200,738	—
Receivables - broker-dealers and clearing organizations	1,333,306	—
Receivables - customers, net	823,784	—
Other receivables	64,842	—
Prepaid expenses	67,967	29,458
Trading securities, market value, net	55	—
Due from Atlas Clear	—	49,806
Total Current Assets	29,597,840	1,212,164

Operating lease right to use lease asset	326,336	—
Property and equipment, net	16,080	—
Customer list, net	14,150,856	—
Goodwill	7,706,725	—
Pacsquare asset purchase	1,726,500	—
Bank acquisition deposit	91,200	—
Cash deposits - broker-dealers and clearing organizations	3,515,000	—
Other assets	336,017	—
Marketable securities held in Trust Account	—	57,409,747
TOTAL ASSETS	$57,466,554	$58,621,911

LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS’ DEFICIT
Current liabilities
Payables to customers	$20,162,973	$—
Accounts and payables to officers/directors	686,579	—
Accounts payable and accrued expenses	5,393,912	5,181,488
Payables - broker-dealers and clearing organizations	4,915	—
Commissions, payroll and payroll taxes	273,386	—
Current portion of lease liability	149,499	—
Stock payable	259,893	—
Convertible notes, net	3,783,437	—
Secured convertible note, net	6,857,101	—
Promissory notes	852,968	—
Short-term merger financing, net	5,092,083	—
Contingent gurantee	3,256,863
Subscription agreement	2,425,647	—
Excise tax payable	2,067,572	—
Excise taxes payable	—	1,485,236
Stock payable - related party	55,087	—
Advance from related parties	—	1,968,116
Promissory note – related party	—	480,000
Total Current Liabilities	51,321,915	9,114,840

Accrued contingent liability	100,000	—
Long-term merger financing, net	7,606,561	—
Derivative liability - convertible notes	16,462,690	—
Derivative liability - warrants	307,656	307,656
Earnout - liability	12,298,000	—
Deferred income tax liability	5,245,886	—
Subordinated borrowings	1,950,000	—
Trading account deposit	100,000	—
Long-term lease liability	182,729	—
Total Liabilities	95,575,437	9,422,496

Commitments and Contingencies (Note 10)

Common stock subject to possible redemption	—	57,113,761

Stockholders’ Deficit
Preferred stock, $0.0001 par value;	—	—
Common stock, $0.0001 par value;	1,246	503
Additional paid-in capital	110,164,676	—
Accumulated deficit	(148,274,805)	(7,914,849)
Total Stockholders’ Deficit	(38,108,883)	(7,914,346)
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS’ DEFICIT	$57,466,554	$58,621,911

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
REVENUES
Commissions	$1,750,159	$—	$2,679,673	$—
Vetting fees	340,050	—	499,125	—
Clearing fees	624,550	—	756,393	—
Net gain/(loss) on firm trading accounts	6,390	—	10,046	—
Other revenue	9,650		56,246
TOTAL REVENUES	2,730,799	—	4,001,483	—

EXPENSES
Compensation, payroll taxes and benefits	1,355,058	—	2,386,837	—
Data processing and clearing costs	843,824	—	1,299,527	—
Regulatory, professional fees and related expenses	112,216	—	11,649,470	—
Stock compensation - founder share transfer	—	—	1,462,650	—
Communications	172,018	—	254,608	—
Occupancy and equipment	54,765	—	76,324	—
Transfer fees	54,807	—	75,425	—
Bank charges	52,077	—	88,253	—
Intangible assets amortization	337,911	—	791,375	—
Other	147,042	—	185,840	—
Operating and formation costs	—	577,313	—	1,485,122
TOTAL EXPENSES	3,129,718	577,313	18,270,309	1,485,122

LOSS FROM OPERATIONS	(398,919)	(577,313)	(14,268,826)	(1,485,122)

OTHER INCOME/(EXPENSE)
Interest income	587,637	8,458	938,802	8,458
Interest earned on marketable securities held in Trust Account	—	727,468	256,279	2,028,921
Gain on sale of assets	146,706	—	146,706	—
Net gain on settlement	—	829,853	—	829,853
Loss on AtlasClear asset acquisition	(17,845,813)	—	(86,392,769)	—
Change in fair value of warrant liability derivative	307,656	(184,594)	—	(123,062)
Change in fair value, convertible note derivative	(992,152)	—	(3,585,902)	—
Change in fair value, long-term and short-term note derivative	(3,101,057)	—	(11,208,055)	—
Change in fair value of non-redemption agreement	—	—	(164,626)	—
Change in fair value of Contingent guarantee	(3,256,863)	—	(3,256,863)	—
Change in fair value of earnout liability	(1,115,000)	—	(1,335,000)	—
Change in fair value of subscription agreement	(4,413,946)	—	(38,796)	—
Extinguishment of stock payable	985,072	—	985,072	—
Extinguishment of accrued expenses	114,199	—	879,473	—
Interest expense	(3,210,786)	—	(3,732,178)	—
TOTAL OTHER INCOME/(EXPENSE)	(31,794,347)	1,381,185	(106,507,857)	2,744,170

Income before provision for income taxes	(32,193,266)	803,872	(120,776,683)	1,259,048
Provision for income taxes	563,736	(318,313)	569,736	(581,118)
Net income	$(31,629,530)	$485,559	$(120,206,947)	$677,930

	Six Months Ended June 30,
	2024	2023
Cash Flows from Operating Activities:
Net income (loss)	$(120,206,947)	$677,930
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:

Change in fair value of warrant liability derivative	—	123,062
Change in fair value of non-redemption agreement	164,626	—
Loss on AtlsClear asset acquisition	86,392,769	—
Change in fair value, convertible note derivative	3,585,904	—
Change in fair value, long-term and short-term note derivative	11,208,055	—
Interest expense on convertible notes	1,896,714	—
Transaction costs paid with stock	1,401,937	—
Stock based compensation	1,462,650	—
Change in fair value, earnout liability	1,335,000	—
Fee on Secured convertible note	1,500,000	—
Change in operating lease expense	68,727	—
Change in fair value, contingent guarantee	3,256,863	—
Interest earned on marketable securities held in Trust Account	(251,569)	(2,028,921)
Change in fair value, subscription agreement	38,796	—
Depreciation expense	7,565	—
Amortization of intangibles	791,375	—
Bad debt expense	2,474	—
Changes in operating assets and liabilities:
Due from Atlas Clear	—	(49,806)
Income taxes payable	—	44,118
Marketable securities	6,820	—
Receivables from brokers & dealers	2,203,271	—
Receivables from customers	(303,486)	—
Receivables from others	(59,043)	—
Advances and Prepaid expenses	133,158	4,194
Cash deposits with clearing organization & other B/Ds	21,664	—
Change in operating lease right-of-use assets	(11,713)	—
Other assets	49,041	—
Payables to customers	(5,124,740)	—
Payables to officers & directors	98,048	—
Payable to brokers & dealers	(12,903)	—
Deferred tax liability	(43,484)	—
Accounts payable and accrued expenses	(1,066,430)	443,812
Commissions and payroll taxes payable	39,638	—
Stock Loan	259,893	—
Change in operatin lease right-of-use asset	(56,900)	—
Receivables from brokers & dealers	—	—
Receivables from customers	—	—
Net cash provided by (used in) operating activities	(11,212,227)	(785,611)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes	68,418	—
Investment of cash into Trust Account	(160,000)	(875,000)
Cash withdrawn from Trust Account in connection with redemption	53,947,064	1,015,001
Cash paid for purchase of Pacsquare	(500,000)	—
Cash received from acquisition of Wilson-Davis	33,333,876	—
Cash withdrawn from Trust Account for working capital purposes	1,195,565	148,523,642
Cash paid to Wilson Davis shareholders	(8,092,568)	—
Net cash provided by (used in) investing activities	79,792,355	148,663,643

Cash Flows from Financing Activities:
Proceeds from secured convertible note	6,000,000	—
Transaction costs financed	5,002,968	—
Repayment of advances from related party	—	(300,000)
Advances from related party	1,052,300	1,948,950
Redemption of common stock	(53,947,064)	(148,523,642)
Net cash provided by (used in) financing activities	(41,891,796)	(146,874,692)

Net Change in Cash	26,688,332	1,003,340
Cash – Beginning	619,554	129,560
Cash – Ending	$27,307,886	$1,132,900

Supplementary cash flow information:
Cash paid for income taxes	$—	$537,000
Supplemental disclosure of non-cash investing and financing activities:
Shares issued to settled advances from related party and notes payable related party	$4,577,569	$—
Transaction cost settled with subscription payable	$2,386,851	$—
Fair value of equity treated earnout in AtlasClear, Inc asset acquisition	$31,347,000	$—
Fair value of shares issued in AtlasClear, Inc asset acquisition	$44,400,000	$—
Fair value of liability treated earnout in AtlasClear, Inc asset acquisition	$10,963,000	$—
Fair value of shares transferred to Wilson Davis shareholders	$6,000,000	$—
Short term notes issued to Wilson Davis shareholders	$5,000,000	$—
Long term notes issued to Wilson Davis shareholders	$7,971,197	$—
Common stock issued to settled vendor obligations	$64,376	$—
Fair value of shares transferred to Secured convertible note holders	$1,250,698	$—
Redeemable shares transferred to permanent equity	$1,195,566	$—
Non-redemption agreement re-classed to permanent equity	$1,606,279	$—
Shares issued to purchase Pacsquare	$1,226,500	$—
Shares issued as deposit for Commercial bank acquisition	$91,200	$—
Initial Classification of derivative liability – convertible notes	$1,668,731	$—
Interes settled with shares	$210,550	$—
Interest settled with shares transferred by related party	$48,750	$—
Cancellation of admin fees	$—	$120,000
Excise tax related to redemptions	$539,471	$1,485,236
Accretion of common stock subject to possible redemption	$592,577	$2,217,201